Note Receivable (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 02, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable		$ 2,500,000		$ 2,500,000
Interest income		85,699	$ 129,292	215,586
Interest receivable on note receivable		297,500	212,500	$ 212,500
Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income		$ 85,202	$ 127,539
Loan Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable	$ 2,500,000
Loan period	36 months
Annualized interest	6.80%